PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                               THE STRONG INCOME FUNDS
                                    INVESTOR CLASS

                              STRONG CORPORATE BOND FUND
                           STRONG GOVERNMENT SECURITIES FUND
                             STRONG HIGH-YIELD BOND FUND
                             STRONG SHORT-TERM BOND FUND
                        STRONG SHORT-TERM HIGH YIELD BOND FUND

                     Supplement to the Prospectus dated March 1, 2002


STRONG CORPORATE BOND FUND

Effective July 1, 2002, Mr. John T. Bender and Ms. Janet S. Rilling are the co-Portfolio Managers of the Strong Corporate Bond Fund. Their biographies can be found on page13 and pages 14 and 15, respectively, of the Prospectus.


              The date of this Prospectus Supplement is June 10, 2002.